DISTRIBUTIONS DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended				6 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Jun. 30, 2024		Jun. 30, 2023
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 394	[1]	$ 361	[2]	$ 788	[3]	$ 722	[4]
Total Distributions	411		377		822		753
Preferred unitholders capital
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 13		$ 12		$ 26		$ 23
Dividends recognised as distributions to owners per share (in dollars per share)	$ 290,000		$ 0.27		$ 570,000		$ 0.53
Perpetual subordinated notes
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 4		$ 4		$ 8		$ 8
Dividends recognised as distributions to owners per share (in dollars per share)	$ 320,000		$ 0.32		$ 640,000		$ 0.64
Limited partners’ capital
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 187	[1]	$ 175	[2]	$ 374	[3]	$ 350	[4]
Dividends recognised as distributions to owners per share (in dollars per share)	$ 410,000		$ 0.38		$ 810,000		$ 0.77
General Partner
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 74		$ 67		$ 148		$ 134
Dividends recognised as incentive distributions to owners	74		66		147		132
Redeemable Partnership Units held by Brookfield
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 78	[1]	$ 75	[2]	$ 156	[3]	$ 149	[4]
Dividends recognised as distributions to owners per share (in dollars per share)	$ 410,000		$ 0.38		$ 810,000		$ 0.77
Non-controlling interest – BIPC exchangeable shares
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 53	[1]	$ 42	[2]	$ 106	[3]	$ 84	[4]
Dividends recognised as distributions to owners per share (in dollars per share)	$ 410,000		$ 0.38		$ 810,000		$ 0.77
Non-controlling Interest - Exchange LP Units, equity
Disclosure of classes of share capital [line items]
Dividends recognised as distributions to owners	$ 2	[1],[5]	$ 2	[2],[6]	$ 4	[3],[7]	$ 5	[4],[8]
Dividends recognised as distributions to owners per share (in dollars per share)	$ 410,000		$ 0.38		$ 810,000		$ 0.77

[1]	Refer to Note 17, Distributions.
[2]	Refer to Note 17, Distributions.
[3]	Refer to Note 17, Distributions.
[4]	Refer to Note 17, Distributions.
[5]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[6]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[7]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.
[8]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.